SEGMENTS (Capital Expenditures) (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Acquisition of operating properties	$ 3,573,743	$ 0	$ 13,037,562	$ 17,326,915
Capital expenditures and tenant improvements	889,673	2,696,422	6,393,711	3,359,283
Total real estate investments	4,463,416	2,696,422	19,431,273	20,686,198
Industrial Office Properties
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Capital expenditures and tenant improvements	881,497	2,696,422	6,373,464	3,340,023
Model Home properties
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Acquisition of operating properties	3,573,743	0	13,037,562	17,326,915
Retail Use Properties
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Capital expenditures and tenant improvements	$ 8,176	$ 0	$ 20,247	$ 19,260